Other investments	12 Months Ended
Dec. 31, 2024
Other investments
Other investments

22.  Other investments

Other investments consist of the following:

	December 31, 2024	December 31, 2023
Other investments - current
1-3 Month T-Bill ETF (BIL) - at fair value through profit or loss	—	14,809
0.25% US treasury bills - at amortized cost	18,463	—
0% US treasury bills - at amortized cost	5,294	54,419
0.875% US treasury bills - at amortized cost	—	15,008
	23,757	84,236
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	3,015	3,242
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	13,100	14,832
	16,115	18,074

Debt securities classified as fair value through other comprehensive income, denominated in EUR mature in 2032.

1-3 Month T-Bill ETF does not have a specific maturity date. It rolls over bonds to maintain exposure to the 20+ year segment of the relevant market.